Lease	12 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease

Note 14 — Lease

Non-cancellable Operating Lease

The Company signed the lease arrangement in May 2024. The lease has a term of one year and started on June 4, 2024. The Company has exercised the option to renew the lease for an additional one-year term, from June 4, 2025 to June 3, 2026. The Company applied the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement under ASC 842-20-25-2, and accordingly, no operating lease right-of-use assets and liabilities are recognized for the lease.

The component of lease expense was as follows:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Operating lease cost	$388,807	$420,000	$420,500	$53,621

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2026 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2027	$390,500	$49,796